UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
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Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
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Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Douglas C. Floren      Greenwich, Connecticut          08/05/02
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             23
                                               -------------

Form 13F Information Table Value Total:           125,308
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
Advanced Neuromodulation Sys      Common Stock   00757T101    5,505  180,500  SH       sole                180,500
------------------------------------------------------------------------------------------------------------------------------------
Amgen Inc                         Common Stock   031162100    9,088  217,000  SH       sole                217,000
------------------------------------------------------------------------------------------------------------------------------------
Applied Molecular Evolution       Common Stock   03823E108    4,657  805,800  SH       sole                805,800
------------------------------------------------------------------------------------------------------------------------------------
Cephalon Inc                      Common Stock   156708109    4,452   98,500  SH       sole                 98,500
------------------------------------------------------------------------------------------------------------------------------------
Enzon Inc                         Common Stock   293904108    5,238  212,500  SH       sole                212,500
------------------------------------------------------------------------------------------------------------------------------------
Epix Medical Inc                  Common Stock   26881Q101    7,111  674,000  SH       sole                674,000
------------------------------------------------------------------------------------------------------------------------------------
Exact Sciences Inc                Common Stock   30063P105   13,351  836,000  SH       sole                836,000
------------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                     Common Stock   368710406   13,450  401,500  SH       sole                401,500
------------------------------------------------------------------------------------------------------------------------------------
Intermune Inc                     Common Stock   45884X103    4,330  205,200  SH       sole                205,200
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Common Stock   478160104    1,191   22,790  SH       sole                 22,790
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Lilly Eli & Co                    Common Stock   532457108    4,965   88,040  SH       sole                 88,040
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Medimune Inc                      Common Stock   584699102    4,029  152,600  SH       sole                152,600
------------------------------------------------------------------------------------------------------------------------------------
Medimune Inc                      Common Stock   5846999SF      441      900  SH Put   sole                    900
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Medtronic Inc                     Common Stock   585055106    2,560   59,751  SH       sole                 59,751
------------------------------------------------------------------------------------------------------------------------------------
Myriad Genetics Inc               Common Stock   62855J104    8,228  404,500  SH       sole                404,500
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Onyx Pharmaceuticals Inc          Common Stock   683399109    1,930  334,500  SH       sole                334,500
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OSI Pharmaceuticals Inc           Common Stock   671040103   13,412  558,000  SH       sole                558,000
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Pharmacia Corporation             Common Stock   71713U102    3,515   93,866  SH       sole                 93,866
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Schering Plough Corp              Common Stock   806605101    9,952  120,000  SH       sole                120,000
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Sepracor Inc                      Common Stock   817315104    3,015  319,700  SH       sole                319,700
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Transkaryotic Therapies Inc       Common Stock   893735100    4,687  130,000  SH       sole                130,000
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Valentis Inc                      Common Stock   91913E104       17   12,596  SH       sole                 12,596
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Xoma Ltd                          ORD            G9825R107      184   46,000  SH       sole                 46,000
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